Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
REX Crypto Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX Crypto Equity Premium Income ETF
Class Name	REX Crypto Equity Premium Income ETF
Trading Symbol	CEPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX Crypto Equity Premium Income ETF for the period of December 4, 2024 (inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/cepi/. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/cepi/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX Crypto Equity Premium Income ETF	$32[1]	0.85%[2]

[1] Costs are for the period of December 4, 2024 to April 30, 2025. Costs for a full semi-annual period would be higher.

[2] Annualized

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 34,438,541
Holdings Count	97
Advisory Fees Paid, Amount	$ 61,913
Investment Company, Portfolio Turnover	24.64%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
Fund Net Assets	$34,438,541
Number of Holdings	97
Total Advisory Fee	$61,913
Annual Portfolio Turnover	24.64%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top 10 Holdings

Robinhood Markets, Inc.	6.52%
MicroStrategy, Inc. Class A	5.93%
Nu Holdings Ltd.	5.93%
Coinbase Global, Inc.	5.79%
Micron Technology, Inc.	5.45%
Marathon Digital Holdings, Inc.	5.42%
Tesla, Inc.	5.40%
Nvidia Corp.	5.29%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%
Advanced Micro Devices	5.20%

[1]	Costs are for the period of December 4, 2024 to April 30, 2025. Costs for a full semi-annual period would be higher
[2]	Annualized